Financial results, net	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Financial results, net	Financial results, net

	2024	2023	2022
Finance income:
- Interest income	16,048	7,134	5,781
- Foreign exchange gains, net	—	90,930	19,278
- Gain from interest rate/foreign exchange rate derivative financial instruments	—	3,501	—
- Other income	760	55,535	249
Finance income	16,808	157,100	25,308

Finance costs:
- Interest expense	(40,869)	(31,906)	(50,037)
- Finance cost related to lease liabilities	(32,938)	(40,203)	(31,113)
- Cash flow hedge – transfer from equity (Note 2)	(28,650)	(36,863)	(40,195)
- Foreign exchange losses, net	(37,569)	—	—
- Taxes	(7,572)	(5,473)	(4,862)
- Loss from interest rate/foreign exchange rate derivative financial instruments	(9,347)	—	(2,384)
- Other expenses	(9,496)	(7,642)	(9,009)
Finance costs	(166,441)	(122,087)	(137,600)
Other financial results - Net gain / (loss) of inflation effects on monetary items	2,421	28,816	(2,144)
Total financial results, net	(147,212)	63,829	(114,436)